Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Other acquisitions (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Other acquisitions
Goodwill			¥ 81,645,000,000	¥ 41,933,000,000	$ 18,221	¥ 125,420,000,000
Fair value of previously held equity interests	¥ (6,376,000,000)
Total purchase price comprised of:
- cash consideration	28,724,000,000	¥ 41,836,000,000	3,055,000,000	16,291,000,000
- fair value of previously held equity interests	6,376,000,000
Total	¥ 35,100,000,000
Other acquisitions, summarized
Other acquisitions
Net assets			350,000,000	266,000,000		(223,000,000)
Identifiable intangible assets			876,000,000	421,000,000		593,000,000
Deferred tax assets				5,000,000
Deferred tax liabilities			(198,000,000)	(95,000,000)		(36,000,000)
Subtotal			1,028,000,000	597,000,000		334,000,000
Noncontrolling interests			(10,000,000)	(269,000,000)		(110,000,000)
Net identifiable assets acquired			1,018,000,000	328,000,000		224,000,000
Goodwill			1,403,000,000	1,806,000,000		793,000,000
Total			2,421,000,000	2,134,000,000		1,017,000,000
Fair value of previously held equity interests		(51,000,000)		(107,000,000)
Purchase consideration settled			(2,360,000,000)	(1,927,000,000)		(771,000,000)
Contingent/deferred consideration as of year end			61,000,000	100,000,000		¥ 195,000,000
Total purchase price comprised of:
- cash consideration		966,000,000	2,421,000,000	2,027,000,000
- fair value of previously held equity interests		51,000,000		107,000,000
Total		1,017,000,000	2,421,000,000	2,134,000,000
Loss recognized in relation to the revaluation of previously held equity interest relating to the step acquisition			¥ 0	¥ 61,000,000
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition		¥ 51,000,000